Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Transamerica Madison Diversified Income VP
Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information
* * *
At a special meeting held on October 7, 2026, the portfolio’s investors approved the appointment of Aegon USA Investment Management, LLC (“AUIM”), an affiliate of the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), as a sub‑adviser to the portfolio. Effective on or about November 1, 2026, AUIM and J.P. Morgan Investment Management Inc. (“JPMorgan”) will serve as the portfolio’s sub‑advisers, with AUIM responsible for the fixed-income sleeve and JPMorgan responsible for the equity sleeve. In connection with this transition, Madison Asset Management, LLC will cease to serve as a sub‑adviser to the portfolio. TAM will continue to serve as the portfolio’s investment manager.
Effective on or about November 1, 2026, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information, as applicable, concerning the portfolio. Effective as of the same date, all references to Madison Asset Management, LLC will be deleted from the Prospectus, Summary Prospectus and Statement of Additional Information.
PORTFOLIO NAME:
The name of the portfolio will be changed to Transamerica Multi-Managed Moderately Conservative VP.
MANAGEMENT FEE:
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.53%	0.53%
Distribution and service (12b‑1) fees	None	0.25%
Other expenses	0.11%[2]	0.11%
Total annual fund operating expenses	0.64%	0.89%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2026.
[2]	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$65	$205	$357	$798
Service Class	$91	$284	$493	$1,096
PRINCIPAL INVESTMENT STRATEGIES:
The portfolio’s principal investment strategies will be as follows:
Under normal circumstances, the portfolio invests approximately 40% of its net assets in equity securities and approximately 60% of its net assets in fixed-income securities. The portfolio has two sub‑advisers. J.P. Morgan Investment Management Inc. (the “equity sub‑adviser”) manages the equity component of the portfolio and Aegon USA Investment Management, LLC (the “fixed-income sub‑adviser”) manages the fixed-income component of the portfolio. The portfolio’s investment manager, Transamerica Asset Management, Inc., monitors the allocation of the portfolio’s assets between the equity sub‑adviser and the fixed-income sub‑adviser and rebalances the allocation periodically to maintain these approximate allocations.
Each sub‑adviser varies the percentage of assets invested in any one type of security in accordance with its interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values.
Equity component – The equity sub‑adviser seeks to achieve the portfolio’s objective by investing, under normal circumstances, at least 80% of the equity component’s net assets in equity securities of large- and medium-capitalization U.S. companies. The portfolio may invest in foreign companies. The equity sub‑adviser will normally keep the equity component as fully invested in equity securities as practicable. Industry by industry, the portfolio’s weightings are generally similar to those of the S&P 500® Index. The equity sub‑adviser normally does not seek to overweight or underweight industries. Holdings by industry sector will normally approximate those of the S&P 500® Index. The equity sub‑adviser may, but is not required to, use index futures to equitize cash in order to gain general equity market exposure.
As part of its investment process, the equity sub‑adviser seeks to assess the impact of environmental, social and governance (“ESG”) factors on many issuers in the universe in which the portfolio invests. The equity sub‑adviser’s assessment is based on an analysis of what it views as key opportunities and risks across industries to seek to identify financially material issues with respect to the portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers may be purchased and retained by the portfolio for reasons other than material ESG factors while the portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors.
Fixed-income component – Under normal circumstances, the fixed-income component of the portfolio is invested primarily in investment grade debt securities, which may include investment grade corporate debt securities, U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, and private residential mortgage-backed securities. Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the fixed-income sub‑adviser. The fixed-income component’s portfolio weighted average duration will typically range from 3 to 10 years. The fixed-income sub‑adviser may also invest the portfolio’s assets in U.S. Treasury and agency securities, municipal bonds, asset-backed securities (including collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”) and collateralized debt obligations (“CDOs”)), commercial mortgage-backed securities (“CMBS”), high quality short-term debt obligations, dollar rolls and repurchase agreements. The fixed-income sub‑adviser’s investments for the portfolio may include debt securities of foreign issuers, including emerging market debt securities. The fixed-income sub‑adviser may invest the portfolio’s assets in securities that are denominated in U.S. dollars and in foreign currencies.
The portfolio may invest up to 10% of the fixed-income component’s net assets in emerging market debt securities and up to 10% of the fixed-income component’s net assets in high-yield debt securities (commonly referred to as “junk bonds”), but may invest no more than 15% of the fixed-income component’s net assets in emerging market debt securities and high-yield debt securities combined. The fixed-income sub‑adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the fixed-income sub‑adviser).
In managing the portfolio’s fixed-income component, the fixed-income sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and government debt, and other debt instruments. In the fixed-income sub‑adviser’s “top‑down” approach, the fixed-income sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. In its proprietary “bottom‑up” research, the fixed-income sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The fixed-income sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine sector, security, yield curve positioning, and duration positions for the fixed-income component of the portfolio. The fixed-income sub‑adviser’s research analysts also generally integrate ESG matters within their analytical process for investment grade debt securities, investment grade corporate debt securities, private residential mortgage-backed securities, certain asset-backed securities (including CLOs, CBOs and CDOs), CMBS, certain cash equivalents (including corporate commercial paper), foreign issuers (including emerging markets debt securities) denominated in U.S. dollars or foreign currency and privately issued debt securities issued pursuant to Rule 144A or Regulation S alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The fixed-income sub‑adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, U.S. Treasury and agency securities, municipal bonds, dollar rolls, repurchase agreements, derivatives, asset-backed commercial paper, cash, certain cash equivalent securities and money market instruments. Consideration of ESG matters is subjective and not determinative in the fixed-income sub‑adviser’s investment process. The fixed-income sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The fixed-income sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the portfolio.
The portfolio may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.
The portfolio may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
PRINCIPAL RISKS:
The following principal risk will be added as the second key risk in the “Principal Risks” section of the Prospectus and Summary Prospectus:
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub‑adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
The following principal risk will be added as the fourteenth key risk in the “Principal Risks” section of the Prospectus and Summary Prospectus:
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
The following additional principal risks will be added in alphabetical order following the key risks in the “Principal Risks” section of the Prospectus and Summary Prospectus:
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Dollar Rolls – The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money. Dollar roll transactions involve the risk that the market value of the securities the portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the portfolio sells securities becomes insolvent, the portfolio’s ability to purchase or repurchase securities may be restricted.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Hedging – The portfolio may buy and sell futures contracts, put and call options, forward contracts and other instruments as a hedge. The portfolio’s hedging strategies may not work as intended, and the portfolio may be in a less favorable position than if it had not used a hedging instrument.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The portfolio’s investments in loans are also subject to prepayment or call risk.
Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Municipal Securities – The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the portfolio invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, the portfolio will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax‑exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – The sub‑adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub‑advising the portfolio. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The sub‑adviser may consider sustainability and/or ESG factors on a meaningful portion of the portfolio’s investments. The sub‑adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in the sub‑adviser’s investment process, and the sub‑adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the portfolio’s security selection process may impact the sub‑adviser’s investment decisions and may affect the portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub‑advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the portfolio’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the sub‑adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
To Be Announced (TBA) Transactions – Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the portfolio may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the portfolio to further losses.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Value Investing – The prices of securities the sub‑adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived under valuation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Yield – The amount of income received by the portfolio will go up or down depending on day‑to‑day variations in short-term interest rates, and the portfolio’s expenses could absorb all or a significant portion of the portfolio’s income. If interest rates increase, the portfolio’s yield may not increase proportionately.
The following risks will be removed from the “Principal Risks” section of the Prospectus and Summary Prospectus: “Dividend Paying Stock,” “Convertible Securities” and “Underlying Exchange-Traded Funds” risks.
PERFORMANCE:
The table included in the “Performance” section under the sub‑heading “Average Annual Total Returns” in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Average Annual Total Returns (periods ended December 31, 2025)

	1 Year	5 Years	10 Years	Inception Date
Service Class	7.22%	2.20%	4.80%	5/1/2011
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Transamerica Multi-Managed Moderately Conservative VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	11.58%	5.51%	7.21%
Russell 1000® Index[2,3] (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%
Transamerica Madison Diversified Income VP Blended Benchmark[4] (reflects no deduction for fees, expenses or taxes)	11.40%	5.21%	7.14%
[1]	The Transamerica Multi-Managed Moderately Conservative VP Blended Benchmark consists of the following: 60% Bloomberg US Aggregate Bond Index; and 40% S&P 500® Index.
[2]	Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[3]
Effective November 1, 2026, the portfolio’s secondary benchmark changed to the S&P 500® Index to more accurately reflect the fund’s principal investment strategies. Prior to November 1, 2026, the portfolio’s secondary benchmark was the Russell 1000® Value Index.

[4]
Effective November 1, 2026, the portfolio’s blended (performance) benchmark changed to the Transamerica Multi-Managed Moderately Conservative VP Blended Benchmark to more accurately reflect the fund’s principal investment strategies. Prior to November 1, 2026, the portfolio’s blended (performance) benchmark was the Transamerica Madison Diversified Income VP Blended Benchmark, which consisted of the following: 60% Bloomberg US Aggregate Bond Index; and 40% Russell 1000® Index.

Investors Should Retain this Supplement for Future Reference
October 30, 2026

Transamerica Madison Diversified Income VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Transamerica Madison Diversified Income VP
Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information
* * *
At a special meeting held on October 7, 2026, the portfolio’s investors approved the appointment of Aegon USA Investment Management, LLC (“AUIM”), an affiliate of the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), as a sub‑adviser to the portfolio. Effective on or about November 1, 2026, AUIM and J.P. Morgan Investment Management Inc. (“JPMorgan”) will serve as the portfolio’s sub‑advisers, with AUIM responsible for the fixed-income sleeve and JPMorgan responsible for the equity sleeve. In connection with this transition, Madison Asset Management, LLC will cease to serve as a sub‑adviser to the portfolio. TAM will continue to serve as the portfolio’s investment manager.
Effective on or about November 1, 2026, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information, as applicable, concerning the portfolio. Effective as of the same date, all references to Madison Asset Management, LLC will be deleted from the Prospectus, Summary Prospectus and Statement of Additional Information.
PORTFOLIO NAME:
The name of the portfolio will be changed to Transamerica Multi-Managed Moderately Conservative VP.
MANAGEMENT FEE:
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.53%	0.53%
Distribution and service (12b‑1) fees	None	0.25%
Other expenses	0.11%[2]	0.11%
Total annual fund operating expenses	0.64%	0.89%
[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2026.
[2]	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$65	$205	$357	$798
Service Class	$91	$284	$493	$1,096
PRINCIPAL INVESTMENT STRATEGIES:
The portfolio’s principal investment strategies will be as follows:
Under normal circumstances, the portfolio invests approximately 40% of its net assets in equity securities and approximately 60% of its net assets in fixed-income securities. The portfolio has two sub‑advisers. J.P. Morgan Investment Management Inc. (the “equity sub‑adviser”) manages the equity component of the portfolio and Aegon USA Investment Management, LLC (the “fixed-income sub‑adviser”) manages the fixed-income component of the portfolio. The portfolio’s investment manager, Transamerica Asset Management, Inc., monitors the allocation of the portfolio’s assets between the equity sub‑adviser and the fixed-income sub‑adviser and rebalances the allocation periodically to maintain these approximate allocations.
Each sub‑adviser varies the percentage of assets invested in any one type of security in accordance with its interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values.
Equity component – The equity sub‑adviser seeks to achieve the portfolio’s objective by investing, under normal circumstances, at least 80% of the equity component’s net assets in equity securities of large- and medium-capitalization U.S. companies. The portfolio may invest in foreign companies. The equity sub‑adviser will normally keep the equity component as fully invested in equity securities as practicable. Industry by industry, the portfolio’s weightings are generally similar to those of the S&P 500® Index. The equity sub‑adviser normally does not seek to overweight or underweight industries. Holdings by industry sector will normally approximate those of the S&P 500® Index. The equity sub‑adviser may, but is not required to, use index futures to equitize cash in order to gain general equity market exposure.
As part of its investment process, the equity sub‑adviser seeks to assess the impact of environmental, social and governance (“ESG”) factors on many issuers in the universe in which the portfolio invests. The equity sub‑adviser’s assessment is based on an analysis of what it views as key opportunities and risks across industries to seek to identify financially material issues with respect to the portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers may be purchased and retained by the portfolio for reasons other than material ESG factors while the portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors.
Fixed-income component – Under normal circumstances, the fixed-income component of the portfolio is invested primarily in investment grade debt securities, which may include investment grade corporate debt securities, U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, and private residential mortgage-backed securities. Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the fixed-income sub‑adviser. The fixed-income component’s portfolio weighted average duration will typically range from 3 to 10 years. The fixed-income sub‑adviser may also invest the portfolio’s assets in U.S. Treasury and agency securities, municipal bonds, asset-backed securities (including collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”) and collateralized debt obligations (“CDOs”)), commercial mortgage-backed securities (“CMBS”), high quality short-term debt obligations, dollar rolls and repurchase agreements. The fixed-income sub‑adviser’s investments for the portfolio may include debt securities of foreign issuers, including emerging market debt securities. The fixed-income sub‑adviser may invest the portfolio’s assets in securities that are denominated in U.S. dollars and in foreign currencies.
The portfolio may invest up to 10% of the fixed-income component’s net assets in emerging market debt securities and up to 10% of the fixed-income component’s net assets in high-yield debt securities (commonly referred to as “junk bonds”), but may invest no more than 15% of the fixed-income component’s net assets in emerging market debt securities and high-yield debt securities combined. The fixed-income sub‑adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the fixed-income sub‑adviser).
In managing the portfolio’s fixed-income component, the fixed-income sub‑adviser uses a combination of a global “top‑down” analysis of the macroeconomic and interest rate environment and proprietary “bottom‑up” research of corporate and government debt, and other debt instruments. In the fixed-income sub‑adviser’s “top‑down” approach, the fixed-income sub‑adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. In its proprietary “bottom‑up” research, the fixed-income sub‑adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The fixed-income sub‑adviser uses this combined “top‑down” and “bottom‑up” approach to determine sector, security, yield curve positioning, and duration positions for the fixed-income component of the portfolio. The fixed-income sub‑adviser’s research analysts also generally integrate ESG matters within their analytical process for investment grade debt securities, investment grade corporate debt securities, private residential mortgage-backed securities, certain asset-backed securities (including CLOs, CBOs and CDOs), CMBS, certain cash equivalents (including corporate commercial paper), foreign issuers (including emerging markets debt securities) denominated in U.S. dollars or foreign currency and privately issued debt securities issued pursuant to Rule 144A or Regulation S alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The fixed-income sub‑adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, U.S. Treasury and agency securities, municipal bonds, dollar rolls, repurchase agreements, derivatives, asset-backed commercial paper, cash, certain cash equivalent securities and money market instruments. Consideration of ESG matters is subjective and not determinative in the fixed-income sub‑adviser’s investment process. The fixed-income sub‑adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The fixed-income sub‑adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the portfolio.
The portfolio may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.
The portfolio may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
PRINCIPAL RISKS:
The following principal risk will be added as the second key risk in the “Principal Risks” section of the Prospectus and Summary Prospectus:
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub‑adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
The following principal risk will be added as the fourteenth key risk in the “Principal Risks” section of the Prospectus and Summary Prospectus:
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
The following additional principal risks will be added in alphabetical order following the key risks in the “Principal Risks” section of the Prospectus and Summary Prospectus:
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Dollar Rolls – The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money. Dollar roll transactions involve the risk that the market value of the securities the portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the portfolio sells securities becomes insolvent, the portfolio’s ability to purchase or repurchase securities may be restricted.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Hedging – The portfolio may buy and sell futures contracts, put and call options, forward contracts and other instruments as a hedge. The portfolio’s hedging strategies may not work as intended, and the portfolio may be in a less favorable position than if it had not used a hedging instrument.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The portfolio’s investments in loans are also subject to prepayment or call risk.
Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Municipal Securities – The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the portfolio invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, the portfolio will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax‑exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – The sub‑adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub‑advising the portfolio. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The sub‑adviser may consider sustainability and/or ESG factors on a meaningful portion of the portfolio’s investments. The sub‑adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in the sub‑adviser’s investment process, and the sub‑adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the portfolio’s security selection process may impact the sub‑adviser’s investment decisions and may affect the portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub‑advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the portfolio’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the sub‑adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
To Be Announced (TBA) Transactions – Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the portfolio may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the portfolio to further losses.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Value Investing – The prices of securities the sub‑adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived under valuation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Yield – The amount of income received by the portfolio will go up or down depending on day‑to‑day variations in short-term interest rates, and the portfolio’s expenses could absorb all or a significant portion of the portfolio’s income. If interest rates increase, the portfolio’s yield may not increase proportionately.
The following risks will be removed from the “Principal Risks” section of the Prospectus and Summary Prospectus: “Dividend Paying Stock,” “Convertible Securities” and “Underlying Exchange-Traded Funds” risks.
PERFORMANCE:
The table included in the “Performance” section under the sub‑heading “Average Annual Total Returns” in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:
Average Annual Total Returns (periods ended December 31, 2025)

	1 Year	5 Years	10 Years	Inception Date
Service Class	7.22%	2.20%	4.80%	5/1/2011
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Transamerica Multi-Managed Moderately Conservative VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	11.58%	5.51%	7.21%
Russell 1000® Index[2,3] (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%
Transamerica Madison Diversified Income VP Blended Benchmark[4] (reflects no deduction for fees, expenses or taxes)	11.40%	5.21%	7.14%
[1]	The Transamerica Multi-Managed Moderately Conservative VP Blended Benchmark consists of the following: 60% Bloomberg US Aggregate Bond Index; and 40% S&P 500® Index.
[2]	Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[3]
Effective November 1, 2026, the portfolio’s secondary benchmark changed to the S&P 500® Index to more accurately reflect the fund’s principal investment strategies. Prior to November 1, 2026, the portfolio’s secondary benchmark was the Russell 1000® Value Index.

[4]
Effective November 1, 2026, the portfolio’s blended (performance) benchmark changed to the Transamerica Multi-Managed Moderately Conservative VP Blended Benchmark to more accurately reflect the fund’s principal investment strategies. Prior to November 1, 2026, the portfolio’s blended (performance) benchmark was the Transamerica Madison Diversified Income VP Blended Benchmark, which consisted of the following: 60% Bloomberg US Aggregate Bond Index; and 40% Russell 1000® Index.

Investors Should Retain this Supplement for Future Reference
October 30, 2026